Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 850,444.1
Capital work-in-progress	87,996.3		₨ 163,891.7
Ending balance	762,303.3	$ 11,023.1	850,444.1
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,231,438.2		976,458.6
Additions	239,691.5		196,195.4
Asset acquired in business combination			582.3
Reversal of assets classified as held for sale	3,076.6
Assets classified as held for sale			(7,001.4)
Write down of assets			(6,468.8)
Currency translation	(22,111.4)		103,542.9
Disposal	(59,645.0)		(31,870.8)
Ending balance	1,392,449.9		1,231,438.2
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(544,885.8)		(432,560.4)
Depreciation for the year	(120,827.5)		(107,620.9)
Reversal of assets classified as held for sale	(1,601.5)
Assets classified as held for sale			2,615.8
Write down of assets	(111,187.0)		3,890.8
Currency translation	5,077.2		(40,633.6)
Disposal	55,281.7		29,422.5
Ending balance	(718,142.9)		(544,885.8)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	686,552.4
Ending balance	674,307.0		686,552.4
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	196,031.4		146,419.0
Additions	68,356.7		34,576.8
Asset acquired in business combination			21.6
Reversal of assets classified as held for sale	638.9
Assets classified as held for sale			(1,273.1)
Currency translation	(5,218.1)		16,380.8
Disposal	(426.3)		(93.7)
Ending balance	259,382.6		196,031.4
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(33,149.1)		(24,775.8)
Depreciation for the year	(9,199.8)		(6,560.6)
Reversal of assets classified as held for sale	(260.4)
Assets classified as held for sale			340.5
Currency translation	488.1		(2,181.0)
Disposal	251.2		27.8
Ending balance	(41,870.0)		(33,149.1)
Land and buildings [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162,882.3
Ending balance	217,512.6		162,882.3
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	992,423.7		791,127.5
Additions	162,366.3		156,105.9
Asset acquired in business combination			2.2
Reversal of assets classified as held for sale	461.8
Assets classified as held for sale			(3,675.3)
Write down of assets			(5,368.2)
Currency translation	(16,339.3)		83,892.9
Disposal	(55,547.1)		(29,661.3)
Ending balance	1,083,365.4		992,423.7
Plant and equipment [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(490,346.0)		(388,261.8)
Depreciation for the year	(107,143.4)		(97,363.3)
Reversal of assets classified as held for sale	(137.3)
Assets classified as held for sale			1,160.3
Write down of assets	(105,718.0)		3,890.8
Currency translation	4,451.2		(37,328.0)
Disposal	51,925.2		27,556.0
Ending balance	(646,968.3)		(490,346.0)
Plant and equipment [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	502,077.7
Ending balance	436,397.1		502,077.7
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,841.5		2,989.0
Additions	1,095.1		1,340.2
Reversal of assets classified as held for sale	38.8
Assets classified as held for sale			(38.8)
Currency translation	(6.4)		114.6
Disposal	(470.4)		(563.5)
Ending balance	4,498.6		3,841.5
Vehicles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,859.2)		(1,832.6)
Depreciation for the year	(675.9)		(483.8)
Reversal of assets classified as held for sale	(21.8)
Assets classified as held for sale			25.8
Write down of assets	(60.5)
Currency translation	(0.1)		(62.1)
Disposal	392.8		493.5
Ending balance	(2,224.7)		(1,859.2)
Vehicles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,982.3
Ending balance	2,273.9		1,982.3
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,300.9		19,466.4
Additions	5,374.5		2,708.2
Asset acquired in business combination			131.2
Reversal of assets classified as held for sale	1,568.2
Assets classified as held for sale			(1,606.9)
Currency translation	(299.4)		1,436.4
Disposal	(2,723.8)		(834.4)
Ending balance	25,220.4		21,300.9
Computers [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,332.2)		(11,673.6)
Depreciation for the year	(2,544.8)		(1,869.4)
Reversal of assets classified as held for sale	(1,015.0)
Assets classified as held for sale			955.6
Write down of assets	(2,348.2)
Currency translation	67.9		(519.1)
Disposal	2,322.0		774.3
Ending balance	(15,850.3)		(12,332.2)
Computers [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,968.7
Ending balance	9,370.1		8,968.7
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,293.8		12,223.1
Additions	2,255.1		1,464.3
Asset acquired in business combination			427.3
Reversal of assets classified as held for sale	368.9
Assets classified as held for sale			(407.3)
Currency translation	(199.0)		1,218.2
Disposal	(463.7)		(631.8)
Ending balance	16,255.1		14,293.8
Furniture and fixtures [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,199.3)		(6,016.6)
Depreciation for the year	(1,263.6)		(1,343.8)
Reversal of assets classified as held for sale	(167.0)
Assets classified as held for sale			133.6
Write down of assets	(1,443.4)
Currency translation	70.1		(543.4)
Disposal	390.5		570.9
Ending balance	(9,612.7)		(7,199.3)
Furniture and fixtures [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,094.5
Ending balance	6,642.4		7,094.5
Heritage Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,546.9		4,233.6
Additions	243.8
Write down of assets			(1,100.6)
Currency translation	(49.2)		500.0
Disposal	(13.7)		(86.1)
Ending balance	3,727.8		3,546.9
Heritage Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write down of assets	(1,616.9)
Ending balance	(1,616.9)
Heritage Assets [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,546.9
Ending balance	₨ 2,110.9		₨ 3,546.9